Income Tax Expense and Deferred Taxes - Summary of Income Tax Expense (Recovery) Attributable to Geographical Jurisdiction (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 19,383	$ 56,205
Turkey [member]
Disclosure of geographical areas [line items]
Income tax expense (recovery)	30,139	64,343
Greece [member]
Disclosure of geographical areas [line items]
Income tax expense (recovery)	(4,598)	(1,355)
Brazil [member]
Disclosure of geographical areas [line items]
Income tax expense (recovery)	(1,087)	(4,385)
Canada [member]
Disclosure of geographical areas [line items]
Income tax expense (recovery)	2,960	(1,428)
Romania [member]
Disclosure of geographical areas [line items]
Income tax expense (recovery)	(8,026)	(1,053)
Other jurisdictions [member]
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ (5)	$ 83